BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 552.1	$ 507.8
Financial assets/ liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	3,845.5	7,623.1
Financial assets/ liabilities measured at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	2,105.1
Financial assets/ liabilities at fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	7.2	$ 9.6
Financial assets/ liabilities at fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 2,082.5